COMMON STOCK (Tables)	12 Months Ended
Jun. 30, 2017
Equity [Abstract]
Schedule of stock option

Stock option transactions are summarized as follows:

	Number of	Weighted Average
	Options	Exercise Price
Balance, July 1, 2014	7,060,000	C$	0.19
Granted	7,320,000	C$	0.76
Exercised	(6,250,000)	C$	0.20
Cancelled/expired	(25,000)	C$	0.30
Balance, June 30, 2015	8,105,000	C$	0.69
Granted	5,875,000	C$	0.62
Exercised	(1,415,000)	C$	0.38
Cancelled/expired	(1,100,000)	C$	0.75
Balance June 30, 2016	11,465,000	C$	0.69
Granted	6,360,000	C$	0.78
Exercised	(150,000)	C$	0.62
Cancelled/expired	(1,070,000)	C$	0.66
Balance June 30, 2017	16,605,000	C$	0.73
Number of options currently exercisable	9,281,250	C$	0.71

Schedule of information and assumptions used to determine option costs

The following table summarizes the information and assumptions used to determine option costs:

	Year ended June 30,
	2017	2016	2015
Fair value per option granted during the period (C$)	$0.42	$0.30	$0.42
Risk-free interest rate	0.75%	0.75%	1.25%
Expected dividend yield	0%	0%	0%
Expected stock price volatility (historical basis)	92.9%	98.2%	105.6%
Expected option life in years	2.15	2.15	2.15

Schedule of information about stock options outstanding

The following table summarizes information about stock options outstanding at June 30, 2017:

Exercise		Number	Aggregate		Number	Aggregate
price	Expiry date	outstanding	Intrinsic Value		exercisable	Intrinsic Value
C$0.62	January 19, 2021	5,275,000	C$	686	3,956,250	C$	514
C$0.65	July 28, 2017	1,250,000		125	1,250,000		125
C$0.76	September 2, 2017	500,000		—	500,000		—
C$0.76	March 6, 2022	5,650,000		—	—		—
C$0.80	December 22, 2017	2,720,000		—	2,720,000		—
C$0.94	April 28, 2018	500,000		—	500,000		—
C$0.96	July 21, 2021	710,000		—	355,000		—
Balance June 30, 2017		16,605,000	C$	811	9,281,250	C$	639

Schedule of warrant transactions

Warrant transactions are summarized as follows:

		Weighted average
	Warrants	exercise price
Balance, July 1, 2014	1,064,140	C$	0.25
Granted:
Warrants: November financing	19,245,813	C$	0.65
Warrants: March financing	2,914,000	C$	1.00
Agents’ warrants: November financing	205,304	C$	0.55
Agents’ warrants: November financing	205,304	C$	0.65
Agents’ warrants: March financing	182,910	C$	0.85
Agents’ advisory warrants*	750,000	C$	0.55
Agents’ sponsorship warrants**	250,000	C$	0.60
ThyssenKrupp offtake agreement***	8,569,000	C$	0.67
Exercised	(5,125,805)	C$	0.35
Expired	—		—
Balance, June 30, 2015	28,260,666	C$	0.73
Granted:
Lind Warrants	3,125,000	C$	0.72
January 2016 Private Placement	9,074,835	C$	0.75
Broker warrants: January 2016 Private Placement	75,450	C$	0.75
Advisory Warrants*	750,000	C$	0.65
Sponsorship warrants**	250,000	C$	0.65
Exercised	(11,733,766)	C$	0.65
Expired	(7,068,500)	C$	0.67
Balance June 30, 2016	22,733,685	C$	0.75
Granted:
Lind First Tranche Warrants	890,670	C$	0.90
February 2017 Private Placements	7,364,789	C$	0.85
Broker Warrants: February 2017 Private Placement	78,342	C$	0.85
Exercised	(3,447,137)	C$	0.65
Expired	(7,011,263)	C$	0.79
Balance June 30, 2017	20,609,086	C$	0.79

*	Pursuant to a financial services advisory agreement with Mackie Research Capital Corporation (“MRCC”) the Company issued 500,000 advisory warrants on December 4, 2014 and 250,000 advisory warrants on January 14, 2015. Each advisory warrant entitled MRCC to purchase a unit of the Company at a price of C$0.55 each, on or before December 4, 2016. Each such unit consisted of one Common Share and one warrant exercisable at a price of C$0.65 per share until December 4, 2016. These units were exercised during the year ended June 30, 2016, resulting in the granting of an additional 750,000 warrants.

**	Pursuant to a sponsorship agreement between MRCC and the Company in connection with the Company’s graduation to the Toronto Stock Exchange, the Company issued 250,000 sponsorship warrants on January 14, 2015, entitling MRCC to purchase units of the Company at C$0.60 per unit until January 14, 2017. Each such unit consisted of one Common Share and one warrant exercisable at C$0.65 per share until January 14, 2017. These units were exercised during the year ended June 30, 2016, resulting in the granting of an additional 250,000 warrants.
***	The Company entered into an offtake agreement with ThyssenKrupp Metallurgical Products GmbH (“ThyssenKrupp”) whereby ThyssenKrupp will purchase 50% of future ferroniobium production up to 3,750 metric tons from the Elk Creek property for an initial term of ten years from commencement of commercial production which may be extended by mutual agreement of the parties. The Agreement presupposes the Company obtaining project financing, obtaining all necessary approvals and constructing a mine at Elk Creek. Pursuant to the agreement, the Company granted ThyssenKrupp a non-transferable warrant to acquire 8,569,000 Common Shares of the Company at an exercise price of C$0.67 per Common Share, which expired on December 12, 2015.

Schedule of outstanding exercisable warrants

At June 30, 2017, the Company has outstanding exercisable warrants, as follows:

Number	Exercise Price		Expiry Date
3,125,000	C$	0.72	December 22, 2018
9,150,285	C$	0.75	January 19, 2019
3,860,800	C$	0.85	February 14, 2020
2,964,682	C$	0.85	February 21, 2020
617,649	C$	0.85	February 28, 2020
890,670	C$	0.90	March 31, 2020
20,609,086